Description of the Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EBP, Description of Plan [Line Items]
Highly compensated employees, earned income threshold			$ 286,698.06
EBP 003
EBP, Description of Plan [Line Items]
Company match	$ 409,290,441	$ 392,290,569
Company match covered by forfeitures	8,620,349	9,010,409
Employer contributions	$ 414,432,926	397,705,435
Vesting period	3 years
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Maximum outstanding loans | loan	2
Age for withdrawl of vested accounts	59 years 6 months
EBP 003 | EBP, Employer Contribution, Fixed Contribution
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	2.00%
Employer contributions	$ 13,762,833	$ 14,425,275
EBP 003 | Minimum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	1.00%
Maximum catch-up contribution, percentage	1.00%
Contribution to eligible compensation, non-roth after-tax, percentage	1.00%
Contribution to eligible compensation, highly compensated employees, non-roth after-tax, percentage	1.00%
EBP 003 | Maximum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	50.00%
Maximum catch-up contribution, percentage	50.00%
Contribution to eligible compensation, non-roth after-tax, percentage	50.00%
Contribution to eligible compensation, highly compensated employees, non-roth after-tax, percentage	9.00%
EBP 003 | Maximum | EBP, Employer Contribution, Fixed Contribution
EBP, Description of Plan [Line Items]
Participant compensation	$ 100,001
EBP 003 | EBP, Employee Contribution, Scenerio One
EBP, Description of Plan [Line Items]
Compensation match per dollar	$ 1
Participant compensation matched, percentage	5.00%
Maximum compensation match	$ 13,750
EBP 003 | EBP, Employee Contribution, Scenerio One | Maximum
EBP, Description of Plan [Line Items]
Participant compensation	275,001
EBP 003 | EBP, Employee Contribution, Scenerio Two
EBP, Description of Plan [Line Items]
Compensation match per dollar	$ 1
Participant compensation matched, percentage	4.00%
Maximum compensation match	$ 14,000
EBP 003 | EBP, Employee Contribution, Scenerio Two | Minimum
EBP, Description of Plan [Line Items]
Participant compensation	275,001
EBP 003 | EBP, Employee Contribution, Scenerio Two | Maximum
EBP, Description of Plan [Line Items]
Participant compensation	$ 100,001